LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Schedule of Right-of-use asset
(a)	Right-of-use assets

	December 31, 2021	December 31, 2020
Right-of-use assets, beginning of period	$3,544	$2,217
Additions	29	2,069
Disposals	(147)	—
Depreciation	(786)	(742)

Balance, end of period	$2,640	$3,544

Schedule of Lease obligation adoption
(b)	Lease liabilities

	December 31, 2021	December 31, 2020
Lease liabilities, beginning of period	$4,031	$2,645
Additions	—	2,121
Terminations	(124)	(34)
Interest expense on lease liabilities	265	254
Payment of lease liabilities	(1,003)	(955)
Balance, end of period	$3,169	$4,031

Current portion	706	778
Non-current portion	2,463	3,253

Balance, end of perio d	$3,169	$4,031

Schedule of Minimum future lease payments relating to the leased assets
(c)	Amounts recognized in consolidated statements of net loss

	Year ended December 31,
	2021	2020
Expense relating to short-term leases	$1,975	$2,305
Expense relating to variable lease payments	$417	$384